LEASE - Summary of lease cost (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
LEASE
Operating leases cost excluding short-term rental expense	$ 65,461	$ 222,877
Short-term lease cost	176,603	17,684
Total	$ 242,064	$ 240,561